CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues:
Operating revenues	$ 445,538	$ 11,548	$ 106,868
Operating costs and expenses:
General and administrative	(115,203)	(79,785)	(87,577)
Pre-opening costs	(17,451)	(3,263)	(984)
Amortization of land use right	(3,302)	(3,300)	(3,325)
Depreciation and amortization	(166,095)	(123,656)	(124,309)
Property charges and other	(1,407)	(5,799)	(6,031)
Total operating costs and expenses	(474,580)	(288,764)	(298,441)
Operating loss	(29,042)	(277,216)	(191,573)
Non-operating income (expenses):
Interest income	10,675	6,427	3,060
Interest expense, net of amounts capitalized	(129,567)	(92,358)	(90,967)
Other financing costs	(417)	(417)	(419)
Foreign exchange gains, net	642	2,390	6,257
Other (expenses) income, net	(67)	249	0
Gain (loss) on extinguishment of debt	1,611	0	(28,817)
Total non-operating expenses, net	(117,123)	(83,709)	(110,886)
Loss before income tax	(146,165)	(360,925)	(302,459)
Income tax benefit (expense)	81	(382)	457
Net loss	(146,084)	(361,307)	(302,002)
Net loss attributable to participation interest	12,567	34,856	49,447
Net loss attributable to Studio City International Holdings Limited	(133,517)	(326,451)	(252,555)
Casino Contract [Member]
Operating revenues:
Operating revenues	155,527	(56,665)	(1,455)
Operating costs and expenses:
Cost of revenue	(28,847)	(29,871)	(28,085)
Rooms [Member]
Operating revenues:
Operating revenues	111,733	17,915	38,749
Operating costs and expenses:
Cost of revenue	(28,280)	(11,119)	(12,176)
Food and Beverage [Member]
Operating revenues:
Operating revenues	62,426	17,489	26,734
Operating costs and expenses:
Cost of revenue	(54,741)	(24,403)	(27,853)
Entertainment [Member]
Operating revenues:
Operating revenues	61,777	1,649	2,649
Operating costs and expenses:
Cost of revenue	(53,056)	(2,253)	(2,842)
Services Fee [Member]
Operating revenues:
Operating revenues	40,473	21,889	24,906
Mall [Member]
Operating revenues:
Operating revenues	10,744	7,189	13,683
Operating costs and expenses:
Cost of revenue	(4,212)	(4,115)	(3,785)
Retail and Other [Member]
Operating revenues:
Operating revenues	2,858	2,082	1,602
Operating costs and expenses:
Cost of revenue	$ (1,986)	$ (1,200)	$ (1,474)
Class A Ordinary Shares [Member]
Net loss attributable to Studio City International Holdings Limited per Class A ordinary share:
Basic	$ (0.173)	$ (0.459)	$ (0.682)
Diluted	$ (0.173)	$ (0.461)	$ (0.682)
Weighted average Class A ordinary shares outstanding used in net loss attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	770,352,700	710,582,947	370,352,700
Diluted	770,352,700	783,094,707	370,352,700